Restructuring - Schedule of Restructuring Accruals (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning balance	$ 40,396
Restructuring charges	67,401	$ 98,661	$ 14,092
Payments	(69,012)
Other	1,158
Ending balance	$ 39,943	$ 40,396